Trade Accounts Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables			$ 6,665	$ 11,277
Other			1,198	1,181
Allowance for expected credit losses			(615)	(493)
Trade Accounts Receivable, Net	$ 398		9,185	15,476
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			931	802
Loans to Employees [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			82	56
FEMSA and subsidiaries [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			656	2,039
Other Related Parties [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			$ 268	$ 614

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3